Calvert
International Equity Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Belgium — 2.2%
KBC Group NV	149,923	$ 19,525,364
		$ 19,525,364
Denmark — 1.3%
Coloplast AS, Class B	129,978	$ 11,143,689
		$ 11,143,689
France — 18.4%
AXA SA	507,169	$ 24,334,475
BNP Paribas SA	251,019	23,748,148
L'Oreal Prime De Fidelite(1)	53,204	22,841,311
L'Oreal SA	8,158	3,502,357
LVMH Moet Hennessy Louis Vuitton SE	38,941	29,351,221
Safran SA	85,917	29,926,340
Schneider Electric SE	100,013	27,361,080
		$161,064,932
Germany — 1.5%
Infineon Technologies AG	301,933	$13,173,620
		$13,173,620
Hong Kong — 3.0%
AIA Group Ltd.	2,547,904	$26,225,814
		$26,225,814
India — 2.5%
HDFC Bank Ltd.	1,994,522	$22,033,269
		$22,033,269
Italy — 1.4%
Amplifon SpA(2)	779,127	$12,491,233
		$12,491,233
Japan — 7.3%
BayCurrent, Inc.	154,151	$6,391,668
Keyence Corp.	59,932	21,678,885
Terumo Corp.(2)	927,450	13,480,647
Tokyo Electron Ltd.	99,737	22,214,148
		$63,765,348
Netherlands — 6.5%
ASML Holding NV	39,012	$42,036,216
IMCD NV(2)	165,542	15,024,982
		$57,061,198
Singapore — 3.1%
DBS Group Holdings Ltd.	625,878	$27,416,348
		$27,416,348
Spain — 5.8%
Amadeus IT Group SA	241,865	$17,900,671
Security	Shares	Value
Spain (continued)
Iberdrola SA	1,505,781	$ 32,605,263
		$ 50,505,934
Sweden — 1.8%
Indutrade AB(2)	607,019	$ 15,734,415
		$ 15,734,415
Switzerland — 16.9%
Cie Financiere Richemont SA, Class A	103,562	$ 22,333,240
Lonza Group AG	24,181	16,303,305
Nestle SA	408,652	40,562,438
Roche Holding AG	73,761	30,461,092
Sika AG	105,846	21,489,429
Straumann Holding AG(2)	145,350	16,977,444
		$148,126,948
Taiwan — 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,437	$12,592,290
		$12,592,290
United Kingdom — 26.6%
AstraZeneca PLC	190,184	$35,195,315
Compass Group PLC	967,224	30,646,554
Halma PLC	421,020	19,983,658
InterContinental Hotels Group PLC	218,974	30,772,150
Intertek Group PLC	221,930	13,763,344
London Stock Exchange Group PLC	198,383	23,863,202
NatWest Group PLC	2,663,304	23,363,245
Reckitt Benckiser Group PLC	396,196	32,059,927
RELX PLC	579,765	23,356,886
		$233,004,281
Total Common Stocks (identified cost $672,891,535)		$873,864,683

Preferred Stocks — 0.0%

Security	Shares	Value
Mexico — 0.0%
FINAE, Series D(1)(3)(4)	2,597,442	$ 0
		$ 0
United States — 0.0%
Bioceptive, Inc.:
Series A(1)(3)(4)	582,574	$ 0
Series B(1)(3)(4)	40,523	0
		$ 0
Total Preferred Stocks (identified cost $491,304)		$ 0

Calvert
International Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Africa Renewable Energy Fund LP(1)(3)(4)	$ 130,903
gNet Defta Development Holding LLC(1)(3)(4)(5)	98,932
Total Venture Capital Limited Partnership Interests (identified cost $1,397,005)	$ 229,835

Short-Term Investments — 0.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(6)	1,428,707	$ 1,428,707
Total Short-Term Investments (identified cost $1,428,707)		$ 1,428,707

Total Investments — 99.9% (identified cost $676,208,551)	$875,523,225
Other Assets, Less Liabilities — 0.1%	$ 864,320
Net Assets — 100.0%	$876,387,545

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $29,598,452 and the total market value of the collateral received by the Fund was $31,410,304, comprised of U.S. government and/or agencies securities.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Restricted security. Total market value of restricted securities amounts to $229,835, which represents less than 0.05% of the net assets of the Fund as of December 31, 2025.
(5)	May be deemed to be an affiliated company.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	21.7%
Health Care	15.5
Information Technology	15.0
Industrials	15.0
Consumer Discretionary	15.0
Consumer Staples	11.3
Utilities	3.7
Materials	2.5
Venture Capital	0.0*
Total	99.7%

*	Amount is less than 0.05%.

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14 - 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12 - 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11 - 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
		$1,888,309

Abbreviations:
ADR	– American Depositary Receipt
The Fund did not have any open derivative instruments at December 31, 2025.

Calvert
International Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in companies and funds that may be deemed to be affiliated was $1,527,639, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 100,302	$ —	$ —	$ —	$(1,370)	$ 98,932	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(2)	31,337,404	38,807,420	(68,716,117)	—	—	1,428,707	67,811	1,428,707
Total				$ —	$(1,370)	$1,527,639	$67,811

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Belgium	$ —	$19,525,364	$ —	$19,525,364
Denmark	—	11,143,689	—	11,143,689
France	—	161,064,932	—	161,064,932
Germany	—	13,173,620	—	13,173,620
Hong Kong	—	26,225,814	—	26,225,814
India	—	22,033,269	—	22,033,269
Italy	—	12,491,233	—	12,491,233
Japan	—	63,765,348	—	63,765,348
Netherlands	—	57,061,198	—	57,061,198
Singapore	—	27,416,348	—	27,416,348
Spain	—	50,505,934	—	50,505,934
Sweden	—	15,734,415	—	15,734,415
Switzerland	—	148,126,948	—	148,126,948
Taiwan	12,592,290	—	—	12,592,290
United Kingdom	—	233,004,281	—	233,004,281
Total Common Stocks	$12,592,290	$861,272,393(2)	$ —	$873,864,683
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	229,835	229,835

Calvert
International Equity Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Short-Term Investments	$1,428,707	$ —	$ —	$1,428,707
Total Investments	$14,020,997	$861,272,393	$229,835	$875,523,225

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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